Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
The table below provides additional information related to compensation for our named executive officers as required by Item 402(v) of Regulation
S-K.
The table includes a new calculated value titled “compensation actually paid” (“CAP”) for the Primary Executive Officer (“PEO”), our CEO, and for the
non-PEO
NEOs. It’s important to note the majority of the value displayed as CAP has in fact not been earned or paid and reflects updated values of outstanding equity awards that are still subject to vesting, and in some cases, performance requirements. The table also provides information on our cumulative TSR, the cum ulativ
e TSR of the Bloomberg Americas Pipeline Index, GAAP net income and Adjusted EBITDA.

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (a)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (a)	Value of Initial Fixed $100 Investment Based On: (b)		Net Income ($) in millions	Adjusted EBITDA (c) ($) in millions
					Company TSR ($)	Bloomberg Americas Pipeline Index TSR ($)

2022	$13,887,596	$36,717,682	$4,323,372	$9,088,871	$170.05	$122.58	$2,117	$6,418

2021	13,759,533	32,332,070	4,036,788	9,626,605	127.92	106.10	1,562	5,635

2020	12,171,958	12,835,709	4,007,220	4,308,244	92.40	79.13	198	5,105
(a) The PEO for the disclosure is our CEO Mr. Armstrong. The non-PEO
NEOs for 2020 and 2021 include Mr. Dunn, Mr. Zamarin, Mr. Chandler, and Mr. Bennett. The
non-PEO
NEOs for 2022 include Mr. Dunn, Mr. Zamarin, Mr. Porter and Mr. Wilson.
(b) The dollar amount represents the value of an initial $100 investment on December 31, 2019 assuming reinvestment of all dividends.
(c) Adjusted EBITDA is a
non-GAAP
measure. A reconciliation of these
non-GAAP
financial measures to their nearest GAAP comparable financial measure is included in the appendix.
The following tables detail the adjustments to the SCT total compensation value to reach the calculated CAP result. The equity award values are calculated in accordance with FASB ASC Topic 176 for each year-end
value. For awards that vested within the applicable calendar year, the actual vesting date value is applied. The addition to the SCT value for pension benefits reflect the actual service cost applicable for the calendar year as opposed to the change in present value of the pension benefit used in the SCT. No prior service cost is included as there were no applicable plan amendments during this time.
The PEO calculation of CAP:

Year	SCT Total Comp	Deductions from SCT Total for Equity Awards	Deductions from SCT for Pension Benefits	Additions for Equity Awards	Additions for Pension Benefits	CAP

2022	$13,887,596	$(9,300,000)	$—	$31,567,125	$562,961	$36,717,682

2021	13,759,533	(9,000,015)	—	26,902,316	670,236	32,332,070

2020	12,171,958	(7,500,010)	(943,581)	8,421,513	685,829	12,835,709
The following details the sources of the CAP additions related to the PE
O’s Equity Awards:

Year	Fair Value of Current Year Awards Outstanding at Year End	Change in Value of Prior Years’ Awards Outstandng at Year End	Change in Value of Prior Years’ Awards That Vested in Year	Change in Value of Prior Years’ Awards That Failed to Meet Vesting Conditions	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Fair Value or Total Compensation	Equity Value Included in CAP

2022	$10,498,900	$18,907,561	$1,709,315	$—	$451,349	$31,567,125

2021	10,126,728	16,198,513	332,207	—	244,868	26,902,316

2020	8,504,268	1,767,331	(2,062,071)	—	211,985	8,421,513
Note:
The increased equity value included in CAP in 2021 and 2022 is primarily due to more than a 64 percent increase in the stock price from December 31, 2020 to December 30, 2022 and increases in the estimated performance-based RSU results of outstanding awards. Performance-based RSUs make up the largest component of the PEO’s annual equity award.

The
Non-PEO
NEOs ca
lculatio
n of CAP:

Year	SCT Total Comp	Deductions from SCT Total for Equity Awards	Deductions from SCT for Pension Benefits	Additions for Equity Awards	Additions for Pension Benefits	CAP

2022	$4,323,372	$(2,600,006)	$—	$7,220,623	$144,882	$9,088,871

2021	4,036,788	(2,275,002)	(67,160)	7,718,867	213,112	9,626,605

2020	4,007,220	(2,350,001)	(258,967)	2,688,674	221,318	4,308,244
The following details the sources of the CAP additions related to the
Non-PEO
NEO’s Equity Awards:

Year	Fair Value of Current Year Awards Outstanding at Year End	Change in Value of Prior Years’ Awards Outstanding at Year End	Change in Value of Prior Years’ Awards That Vested in Year	Change in Value of Prior Years’ Awards That Failed to Meet Vesting Conditions	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Fair Value or Total Compensation	Equity Value Included in CAP

2022	$2,919,316	$3,759,353	$410,716	$—	$131,238	$7,220,623

2021	2,546,120	4,926,525	130,284	—	115,938	7,718,867

2020	2,605,503	363,249	(439,842)	—	159,764	2,688,674

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	The PEO for the disclosure is our CEO Mr. Armstrong. The
non-PEO
NEOs for 2020 and 2021 include Mr. Dunn, Mr. Zamarin, Mr. Chandler, and Mr. Bennett. The
non-PEO
	NEOs for 2022 include Mr. Dunn, Mr. Zamarin, Mr. Porter and Mr. Wilson.
PEO Total Compensation Amount	$ 13,887,596	$ 13,759,533	$ 12,171,958
PEO Actually Paid Compensation Amount	$ 36,717,682	32,332,070	12,835,709
Adjustment To PEO Compensation, Footnote [Text Block]
The PEO calculation of CAP:

Year	SCT Total Comp	Deductions from SCT Total for Equity Awards	Deductions from SCT for Pension Benefits	Additions for Equity Awards	Additions for Pension Benefits	CAP

2022	$13,887,596	$(9,300,000)	$—	$31,567,125	$562,961	$36,717,682

2021	13,759,533	(9,000,015)	—	26,902,316	670,236	32,332,070

2020	12,171,958	(7,500,010)	(943,581)	8,421,513	685,829	12,835,709
The following details the sources of the CAP additions related to the PE
O’s Equity Awards:

Year	Fair Value of Current Year Awards Outstanding at Year End	Change in Value of Prior Years’ Awards Outstandng at Year End	Change in Value of Prior Years’ Awards That Vested in Year	Change in Value of Prior Years’ Awards That Failed to Meet Vesting Conditions	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Fair Value or Total Compensation	Equity Value Included in CAP

2022	$10,498,900	$18,907,561	$1,709,315	$—	$451,349	$31,567,125

2021	10,126,728	16,198,513	332,207	—	244,868	26,902,316

2020	8,504,268	1,767,331	(2,062,071)	—	211,985	8,421,513
Note:
The increased equity value included in CAP in 2021 and 2022 is primarily due to more than a 64 percent increase in the stock price from December 31, 2020 to December 30, 2022 and increases in the estimated performance-based RSU results of outstanding awards. Performance-based RSUs make up the largest component of the PEO’s annual equity award.

Non-PEO NEO Average Total Compensation Amount	$ 4,323,372	4,036,788	4,007,220
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,088,871	9,626,605	4,308,244
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The
Non-PEO
NEOs ca
lculatio
n of CAP:

Year	SCT Total Comp	Deductions from SCT Total for Equity Awards	Deductions from SCT for Pension Benefits	Additions for Equity Awards	Additions for Pension Benefits	CAP

2022	$4,323,372	$(2,600,006)	$—	$7,220,623	$144,882	$9,088,871

2021	4,036,788	(2,275,002)	(67,160)	7,718,867	213,112	9,626,605

2020	4,007,220	(2,350,001)	(258,967)	2,688,674	221,318	4,308,244
The following details the sources of the CAP additions related to the
Non-PEO
NEO’s Equity Awards:

Year	Fair Value of Current Year Awards Outstanding at Year End	Change in Value of Prior Years’ Awards Outstanding at Year End	Change in Value of Prior Years’ Awards That Vested in Year	Change in Value of Prior Years’ Awards That Failed to Meet Vesting Conditions	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Fair Value or Total Compensation	Equity Value Included in CAP

2022	$2,919,316	$3,759,353	$410,716	$—	$131,238	$7,220,623

2021	2,546,120	4,926,525	130,284	—	115,938	7,718,867

2020	2,605,503	363,249	(439,842)	—	159,764	2,688,674

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
The four metrics on the following table re
present an unra
nked list of the most important performance measures used by the Company to align compensation with Company performance.

Most Important Performance Metrics in 2022

Adjusted EBITDA

Available Funds From Operations (AFFO) Per Share

Relative Total Shareholder Return (TSR)

Return on Capital Employed (ROCE)

Total Shareholder Return Amount	$ 170.05	127.92	92.4
Peer Group Total Shareholder Return Amount	122.58	106.1	79.13
Net Income (Loss)	$ 2,117,000,000	$ 1,562,000,000	$ 198,000,000
Company Selected Measure Amount	6,418	5,635	5,105
PEO Name	Mr. Armstrong
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA is a non-GAAP measure. A reconciliation of these non-GAAP financial measures to their nearest GAAP comparable financial measure is included in the appendix.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Available Funds From Operations (AFFO) Per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return (TSR)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Return on Capital Employed (ROCE)
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards (from Summary Compensation Table)	$ 10,498,900	$ 10,126,728	$ 8,504,268
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Equity Awards (from Summary Compensation Table)	18,907,561	16,198,513	1,767,331
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards (from Summary Compensation Table)	1,709,315	332,207	(2,062,071)
PEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Equity Awards (from Summary Compensation Table)	451,349	244,868	211,985
PEO [Member] | Deductions from SCT Total for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,300,000)	(9,000,015)	(7,500,010)
PEO [Member] | Deductions from SCT for Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(943,581)
PEO [Member] | Additions for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	31,567,125	26,902,316	8,421,513
PEO [Member] | Additions for Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	562,961	670,236	685,829
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards (from Summary Compensation Table)	2,919,316	2,546,120	2,605,503
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Equity Awards (from Summary Compensation Table)	3,759,353	4,926,525	363,249
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards (from Summary Compensation Table)	410,716	130,284	(439,842)
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Equity Awards (from Summary Compensation Table)	131,238	115,938	159,764
Non-PEO NEO [Member] | Deductions from SCT Total for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,600,006)	(2,275,002)	(2,350,001)
Non-PEO NEO [Member] | Deductions from SCT for Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(67,160)	(258,967)
Non-PEO NEO [Member] | Additions for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,220,623	7,718,867	2,688,674
Non-PEO NEO [Member] | Additions for Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 144,882	$ 213,112	$ 221,318